Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases
The maturities and balance sheet presentation under all
non-cancelable
operating leases as of December 31, 2021, are as follows:

Operating Leases
Maturity of lease liabilities 2022	$143,004
2023	143,004
2024	71,502

Total lease liabilities	357,510
Less: imputed interest	(34,454)

Present value of operating lease liability as of December 31, 2021	$323,056

Reported as of December 31, 2021
Lease liabilities — current	$121,552
Lease liabilities — noncurrent	201,504

$323,056